UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if Amendment 		        [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	   LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
       		Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Barbara A. VerSluis
Title:	Operations Manager
Phone:	616-321-8120
Signature, Place, and Date of Signing:

Barbara A. VerSluis 	Portage, Michigan	  November 9, 2000

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		$157,452

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      371 7795.000 SH       SOLE                 7795.000
ADOBE SYSTEMS                  COM              00724f101     7110 45795.000SH       SOLE                45795.000
AMERICAN EXPRESS               COM              025816109     4290 70625.000SH       SOLE                70625.000
AMERICAN HOME PRODUCTS         COM              026609107     1113 19678.000SH       SOLE                19678.000
AMERICAN INTERNATIONAL GROUP   COM              026874107    10882 113726.000SH      SOLE               113726.000
APPLIED MATERIALS              COM              038222105     3019 50900.000SH       SOLE                50900.000
ASSOCIATES FIRST CAPITAL       COM              046008108      249 6552.000 SH       SOLE                 6552.000
AT&T                           COM              001957109     2669 90873.558SH       SOLE                90873.558
BANK OF AMERICA                COM              060505104      488 9319.000 SH       SOLE                 9319.000
BANK ONE                       COM              059438101      460 11900.955SH       SOLE                11900.955
BLYTH                          COM              09643p108     2146 91550.000SH       SOLE                91550.000
BP AMOCO PLC ADR               COM              055622104     1023 19308.000SH       SOLE                19308.000
BRISTOL MYERS SQUIBB           COM              110122108     6715 117542.000SH      SOLE               117542.000
CARDINAL HEALTH                COM              14149y108     7125 80798.052SH       SOLE                80798.052
CASEY'S GENERAL STORES         COM              147528103     1523 117161.000SH      SOLE               117161.000
CHASE MANHATTAN                COM              16161A108     3205 69387.000SH       SOLE                69387.000
CHEVRON                        COM              166751107      633 7430.000 SH       SOLE                 7430.000
CISCO SYSTEMS                  COM              17275r102     1586 28700.000SH       SOLE                28700.000
CITIGROUP                      COM              172967101     4621 85469.875SH       SOLE                85469.875
CORNING                        COM              219350105     4117 13862.000SH       SOLE                13862.000
EQUITY RESIDENTIAL PROPERTIES  COM              29476l107      233 4862.000 SH       SOLE                 4862.000
EUROPE FUND                    COM              29874m103     1048 61400.000SH       SOLE                61400.000
EXXON MOBIL                    COM              30231g102     4441 49826.653SH       SOLE                49826.653
FANNIE MAE                     COM              313586109     4392 61427.000SH       SOLE                61427.000
FEDERAL HOME LOAN MORTGAGE     COM              313400301      216 4000.000 SH       SOLE                 4000.000
FIRST AUSTRALIA FUND           COM              318652104       65 11000.000SH       SOLE                11000.000
FIRSTAR CORPORATION            COM              33763v109      749 33497.000SH       SOLE                33497.000
FORD MOTOR                     COM              345370860      562 22201.000SH       SOLE                22201.000
GENERAL ELECTRIC               COM              369604103     2510 43503.000SH       SOLE                43503.000
HARMONIC                       COM              413160102      759 31635.000SH       SOLE                31635.000
ING GROEP ADR                  COM              456837103      808 12266.084SH       SOLE                12266.084
INTEL                          COM              458140100     9138 219850.000SH      SOLE               219850.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     6922 61529.000SH       SOLE                61529.000
J.P. MORGAN                    COM              616880100      645 3950.000 SH       SOLE                 3950.000
JACOBS ENGINEERING             COM              469814107     2955 73300.000SH       SOLE                73300.000
JOHNSON & JOHNSON              COM              478160104      606 6454.000 SH       SOLE                 6454.000
LANDAUER                       COM              51476K103      271 14400.000SH       SOLE                14400.000
LEXMARK INTERNATIONAL          COM              529771107     1606 42835.000SH       SOLE                42835.000
LUCENT TECHNOLOGIES            COM              549463107      375 12262.000SH       SOLE                12262.000
MEDTRONIC                      COM              585055106      692 13365.000SH       SOLE                13365.000
MELLON FINANCIAL               COM              58551a108     4625 99723.810SH       SOLE                99723.810
MERCK                          COM              589331107     1463 19660.000SH       SOLE                19660.000
MICROSOFT                      COM              594918104      840 13930.000SH       SOLE                13930.000
MOTOROLA                       COM              620076109     3110 110100.000SH      SOLE               110100.000
NCI BUILDING SYSTEMS           COM              628852105     1141 78050.000SH       SOLE                78050.000
NISOURCE                       COM              65473p105      553 22700.000SH       SOLE                22700.000
PEPSICO                        COM              713448108      238 5170.000 SH       SOLE                 5170.000
PFIZER                         COM              717081103      211 4699.000 SH       SOLE                 4699.000
PHARMACIA                      COM              71713u102      297 4938.000 SH       SOLE                 4938.000
ROYAL DUTCH PETROLEUM          COM              780257804     1654 27600.000SH       SOLE                27600.000
SAFEWAY                        COM              786514208     3568 76415.000SH       SOLE                76415.000
SBC COMMUNICATIONS             COM              78387G103     1041 20811.000SH       SOLE                20811.000
STMICRO- ELECTRONICS           COM              861012102     1329 27900.000SH       SOLE                27900.000
STRYKER                        COM              863667101     6439 149965.000SH      SOLE               149965.000
SUN MICROSYSTEMS               COM              866810104      635 5440.000 SH       SOLE                 5440.000
SUNGARD DATA SYSTEMS           COM              867363103     5436 126980.000SH      SOLE               126980.000
SYMANTEC                       COM              871503108     5724 130080.000SH      SOLE               130080.000
TELEFONICA SA  ADR             COM              879382208     2509 42216.000SH       SOLE                42216.000
VERIZON COMMUNICATIONS         COM              92343v104     4702 97064.038SH       SOLE                97064.038
VIACOM CL B                    COM              925524308        6  108.000 SH       SOLE                  108.000
WALT DISNEY                    COM              254687106      218 5700.000 SH       SOLE                 5700.000
WATSON PHARMACEUTICALS         COM              942683103     8950 137950.000SH      SOLE               137950.000
WEBS - JAPAN INDEX SERIES      COM              92923h889      424 32000.000SH       SOLE                32000.000